Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 4. Debt

September 9, 2016, $700,000 Convertible Promissory Note

On September 9, 2016, the Company entered into a loan agreement (the “Loan Agreement”) with Kalen Capital Corporation (“KCC”); KCC is wholly owned by Mr. Harmel S. Rayat, the Company's majority shareholder. Pursuant to the terms of the Loan Agreement, KCC agreed to loan the Company up to $900,000 at an annual interest rate of 7% per year, compounded quarterly. KCC provided the Company with an initial loan in the amount of $700,000, which was evidenced by a convertible promissory note (the “Note”); the remaining $200,000 may be loaned prior to December 31, 2017, upon the mutual agreement of the Company and KCC. The Note, including any interest due thereon, may be prepaid at any time without penalty. The Note matures on December 31, 2017, and, beginning on the first anniversary of the Note, can be converted, at KCC’s sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23 per share.

Per the Loan Agreement, the Company issued KCC a Series E Stock Purchase Warrant (the “Series E Warrant”) to purchase up to 584,416 shares of the Company’s common stock at a purchase price of the lesser of: (i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant. The Series E Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

The Loan Agreement provides KCC with registration rights for all of the shares issuable upon conversion of the Note, including conversion of the note issued for the remaining $200,000, if applicable, and exercise of the Series E Warrant, beginning on the first anniversary of the Loan Agreement.

The Company calculated the debt discount related to the Note and Series E Warrant by first allocating the respective fair value of the Note and Series E Warrant based upon their relative fair values to the total Note proceeds. The fair value of the Series E Warrant issued with the Note was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $1.25 per share; market price of common stock - $1.54 per share; estimated volatility – 92.3%; risk free interest rate - 1.23%; expected dividend rate - 0% and expected life - 5.0 years. The resulting fair value of $340,735 was allocated to the Series E Warrant. The intrinsic value of the beneficial conversion feature amounted to $359,265. The resulting $700,000 discount to the Note is being accreted over the 1.25 year term of the Note.

During the three and nine months ended September 30, 2017, the Company recognized $13,051 and $38,093 of interest expense and $134,728 and $399,791 of accretion related to the debt discount. The remaining debt discount of $134,728 will be amortized over the next quarter through December 31, 2017.

February 2017, $445,000 Convertible Promissory Notes

Between February 23, 2017 and March 9, 2017, the Company entered into three separate loan agreements containing identical terms (the “February 2017 Loan Agreements”) with Joseph Sierchio (“Sierchio”), an investor (the “Investor”) and KCC (collectively, the “Holders”). Pursuant to the terms of the February 2017 Loan Agreements, Sierchio and the Investor each agreed to loan the Company $25,000 and KCC agreed to loan the Company $395,000 at an annual interest rate of 7% per year, compounded quarterly. Each loan was evidenced by a convertible promissory note (collectively, the “February 2017 Notes”). The February 2017 Notes, including any interest due thereon, may not be prepaid without the consent of the Holders. The February 2017 Notes mature on February 23, 2018, and, beginning on the one month anniversary, can be converted, at the Holders’ sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.

Per the February 2017 Loan Agreement, the Company issued Sierchio, the Investor and KCC a Series F Stock Purchase Warrant (the “Series F Warrant”) to purchase up to 7,246 shares, 7,246 shares and 114,493 shares, respectively, of the Company’s common stock at an exercise price per share equal to the lesser of: (i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant. The Series F Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

The February 2017 Loan Agreements provide the Holders with registration rights for all of the shares issuable upon conversion of the February 2017 Notes, including exercise of the Series F Warrants, beginning on the first anniversary of the February 2017 Loan Agreements.

On July 27, 2017, the Company repaid the Investor in full, including $25,000 of note principal and $676 of accrued interest.

During the three and nine months ended September 30, 2017, the Company recognized $7,724 and $18,548 of interest expense and $121,939 and $275,286 of accretion related to the debt discount. The remaining debt discount of $168,000 will be amortized over the next two quarters through March 31, 2018.

On September 9, 2016, the Company entered into a loan agreement (the “Loan Agreement”) with Kalen Capital Corporation (“KCC”); KCC is wholly owned by Mr. Harmel S. Rayat, the Company's majority shareholder. Pursuant to the terms of the Loan Agreement, KCC agreed to loan the Company up to $900,000 at an annual interest rate of 7% per year, compounded quarterly. KCC provided the Company with an initial loan in the amount of $700,000, which was evidenced by a convertible promissory note (the “Note”); the remaining $200,000 may be loaned prior to December 31, 2017, upon the mutual agreement of the Company and KCC. The Note, including any interest due thereon, may be prepaid at any time without penalty. The Note matures on December 31, 2017, and, beginning on the first anniversary of the Note, can be converted, at KCC’s sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note.

Per the Loan Agreement, the Company issued KCC a Series E Stock Purchase Warrant (the “Series E Warrant”) to purchase up to 584,416 shares of the Company’s common stock at a purchase price of the lesser of: (i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant. The Series E Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

The Loan Agreement provides KCC with registration rights for all of the shares issuable upon conversion of the Note, including conversion of the note issued for the remaining $200,000, if applicable, and exercise of the Series E Warrant, beginning on the first anniversary of the Loan Agreement.

The Company calculated the debt discount related to the Note and Series E Warrant by first allocating the respective fair value of the Note and Series E Warrant based upon their relative fair values to the total Note proceeds. The fair value of the Series E Warrant issued with the Note was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $1.25 per share; market price of common stock - $1.54 per share; estimated volatility – 92.3%; risk free interest rate - 1.23%; expected dividend rate - 0% and expected life - 5.0 years. The resulting fair value of $340,735 was allocated to the Series E Warrant. The intrinsic value of the beneficial conversion feature amounted to $359,265. The resulting $700,000 discount to the Note is being accreted over the 1.25 year term of the Note.

During the year ended December 31, 2016, the Company recognized $15,220 of interest expense and $165,481 of accretion related to the debt discount. The remaining debt discount of $534,519 will be amortized over the next four quarters through December 31, 2017.